As filed electronically with the Securities and Exchange Commission on May 18, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Registration No. 333-00295

Pre-Effective Amendment No.

Post-Effective Amendment No. 47

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-07495

Amendment No. 48

(Check appropriate box or boxes.)

Transamerica Partners Funds Group II

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Transamerica Partners Portfolios also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and Transamerica Partners Funds Group II has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 18th day of May, 2016.

TRANSAMERICA PARTNERS FUNDS GROUP II

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 47 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	May 18, 2016
Marijn P. Smit

	/s/ Sandra N. Bane	Trustee	May 18, 2016
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	May 18, 2016
Leo J. Hill*

	/s/ David W. Jennings	Trustee	May 18, 2016
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	May 18, 2016
Russell A. Kimball, Jr.*

	/s/ Patricia L. Sawyer	Trustee	May 18, 2016
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	May 18, 2016
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	May 18, 2016
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President, Treasurer and Principal Financial Officer	May 18, 2016
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	May 18, 2016
Tané T. Tyler**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

SIGNATURES

Transamerica Partners Portfolios has duly caused its Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of Transamerica Partners Funds Group II to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 18th day of May, 2016.

TRANSAMERICA PARTNERS PORTFOLIOS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

This Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A of Transamerica Partners Funds Group II has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	May 18, 2016
Marijn P. Smit

	/s/ Sandra N. Bane	Trustee	May 18, 2016
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	May 18, 2016
Leo J. Hill*

	/s/ David W. Jennings	Trustee	May 18, 2016
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	May 18, 2016
Russell A. Kimball, Jr.*

	/s/ Patricia L. Sawyer	Trustee	May 18, 2016
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	May 18, 2016
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	May 18, 2016
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President, Treasurer and Principal Financial Officer	May 18, 2016
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	May 18, 2016
Tané T. Tyler**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

SIGNATURES

This Registration Statement contains certain disclosures regarding the S&P 500 Index Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Transamerica Partners Funds Group II (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 18, 2016. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO

S&P 500 INDEX MASTER PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on May 18, 2016. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ John M. Perlowski	Trustee, President and Chief Executive Officer	May 18, 2016
John M. Perlowski

/s/ Neal J. Andrews	Chief Financial Officer	May 18, 2016
Neal J. Andrews

/s/ David O. Beim	Trustee	May 18, 2016
David O. Beim*

/s/ Susan J. Carter	Trustee	May 18, 2016
Susan J. Carter*

/s/ Collette Chilton	Trustee	May 18, 2016
Collette Chilton*

/s/ Neil A. Cotty	Trustee	May 18, 2016
Neil A. Cotty*

/s/ Dr. Matina S. Horner	Trustee	May 18, 2016
Dr. Matina S. Horner*

/s/ Rodney D. Johnson	Trustee	May 18, 2016
Rodney D. Johnson*

/s/ Cynthia A. Montgomery	Trustee	May 18, 2016
Cynthia A. Montgomery*

/s/ Joseph P. Platt, Jr.	Trustee	May 18, 2016
Joseph P. Platt, Jr.*

/s/ Robert C. Robb, Jr.	Trustee	May 18, 2016
Robert C. Robb, Jr.*

	/s/ Mark Stalnecker	Trustee	May 18, 2016
Mark Stalnecker*

	/s/ Kenneth L. Urish	Trustee	May 18, 2016
Kenneth L. Urish*

	/s/ Claire A. Walton	Trustee	May 18, 2016
Claire A. Walton*

	/s/ Frederick W. Winter	Trustee	May 18, 2016
Frederick W. Winter*

	/s/ Barbara G. Novick	Trustee	May 18, 2016
Barbara G. Novick*

* By:	/s/ Ben Archibald
Ben Archibald (Attorney-in-Fact)**

**	As Attorney-in-Fact pursuant to power of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 47 to

Registration Statement on

Form N-1A

Transamerica Partners Funds Group II

Registration No. 333-00295

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document